Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
SHARE CAPITAL

NOTE 8 - SHARE CAPITAL

A.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

On January 31, 2018 the Company’s ADSs commenced trading on the Nasdaq Capital Market, under the symbol CLGN. On May 25, 2021, The Company’s ordinary shares were approved for trading on the Nasdaq Global Market, and began trading at the open of market on June 4, 2021. At such time, the Company’s ADSs were mandatorily cancelled and exchanged for ordinary shares at a one-for-one ratio.

2)	Changes in share capital:

a)

In 2020 Alpha converted the remaining of the prepaid warrants and converted a pre-paid warrant to purchase 811,085 ordinary shares into 811,085 ordinary shares.

During January-April 2021, Alpha exercised 992,149 warrants into 992,149 ADS in return of $3,969.

b)	On September 10, 2018, the Company signed a one year service agreement with a service provider according to which in return to its services the Company will pay a monthly retainer and issue a total of 12,000 restricted ADSs (12,000 ordinary shares) in 3 tranches of 4,000 ADSs (4,000 ordinary shares) each: (i) following the execution of the agreement, (ii) February 1, 2019, and (iii) June 1, 2019. If the agreement was cancelled prior to the issuance date the share balance would not be owed. The first tranche was completed on December 19, 2018. The second and third tranches were completed on January 10, 2020.

c)	On August 30, 2019, the Company entered into an agreement with Ami Sagy and certain U.S. investors for the issuance of shares and warrants in a form of a convertible loan agreements in the total amount of $6,500, as follows: (i) a convertible loan agreement with Ami Sagy, its largest shareholder (the “Sagy Agreement”), pursuant to which Mr. Sagy will provide a convertible loan to the Company in an amount of $3,000 in two tranches, and (ii) a convertible loan agreement with certain U.S. investors (the “U.S. Agreement”, and, together with the Sagy Agreement, the “Agreements”), pursuant to which such U.S. investors (the “U.S. Investors”) provided a loan to the Company in an amount of $3,500 in one tranche.

The Sagy Agreement provided that the transactions contemplated by the Sagy Agreement shall occur in three separate closings. On the first closing date, which occurred on September 3, 2019, Ami Sagy transferred to the Company the principal amount of $2,000. This amount was invested on account of the issuance in a form of convertible loan and was automatically converted into 500,000 ADSs at a conversion price of $4.00 per ADS on October 27, 2019. On the second closing date, which occurred on February 28, 2021, after the Company executed the Development, Exclusivity and Option Products Agreement (see note 8), the following occurred: (i) Ami Sagy transferred the Company an amount of $1,000 by way of an equity investment, and (ii) the Company issued to Ami Sagy 250,000 ADSs representing 250,000 ordinary shares and a warrants to purchase up to 250,000 ADSs representing 250,000 ordinary shares. On the third closing date, which was subject to shareholder approval and occurred on October 27, 2019, the Company issued to Ami Sagy a warrant to purchase up to 500,000 ADSs representing 500,000 ordinary shares. The consideration of the third closing is included in the principal amount received in the first closing.

The U.S. Agreement provided that the transactions contemplated by the U.S. Agreement shall occur in two separate closings. On the first closing date, which occurred on September 6, 2019, the U.S. Investors transferred to the Company the principal amount of $3,500. On the second closing date, which occurred on October 27, 2019, the following occurred: (i) the principal amount invested on account of the issuance in a form of convertible loan, was automatically converted into 875,000 ADSs at a conversion price equal to $4.00 per ADS, and (ii) the Company issued to the U.S. Investors warrants to purchase up to 875,000 ADSs representing 875,000 ordinary shares.

In addition, the Company agreed to enter into Price Protection Agreements pursuant to which, until the three-year anniversary of the first closing date, the Company shall issue additional ADSs in the event of certain subsequent equity issuances at a price that is lower than $4.00 (subject to certain adjustments) on a “full-ratchet” basis with respect to their holdings in the Company. The “full-ratchet” instruments are classified as financial liability on the balance sheets and measures at fair value through profit or loss.

The warrants issuable under the Agreements are exercisable at $4.00 per ADS and have a term of three years from the issuance date. The warrants are subject to adjustments upon certain events, including share splits, share dividends, subsequent rights offerings, and fundamental transactions. In addition, until the three-year anniversary of the first closing date, in the event of certain subsequent equity issuances at a price that is lower than the then applicable exercise price, the exercise price shall adjust to such lower price

Concurrently with the execution of the Agreements, the Company entered into Registration Rights Agreements with each of Ami Sagy and the U.S. Investors, pursuant to which the Company granted certain demand and piggyback registration rights with respect to the ordinary shares represented by the ADSs underlying the convertible loans and warrants.

On October 27, 2019, an extraordinary general meeting was held and the Company received the “shareholders’ approval” and subsequently issued the ADSs and warrants as mentioned above.

The Company also issued an aggregate of 175,039 ADSs to Mr. Sagy, and Meitav Dash, and 250,000 ADSs and 20,000 prepaid warrant to purchase up to 20,000 ADSs to Alpha in satisfaction of the price protection undertakings under the Alpha Purchase Agreement, the Meitav Dash Purchase Agreement and the Sagy Purchase Agreement.

In 2021, one of the U.S investors exercised 450,000 warrants into 450,000 ordinary shares ADS in return of $1,800.

In 2022, three U.S investors exercised 425,000 warrants into 425,000 ordinary shares in return of $1,700.

d)	On February 14, 2020, the Company entered into a Securities Purchase Agreement with several accredited U.S. investors, pursuant to which the Company issued on March 6, 2020, in a private placement, 445,000 ordinary shares for an aggregate purchase price of $4,450.

e)

On February 17, 2021, the Company completed a registered direct offering providing for the sale and issuance of an aggregate of 2,000,000 ADSs at a purchase price of $17.50 per ADS, for aggregate gross proceeds of $35,000. The total issuance costs accumulated to $3,200.

B.	Share-based compensation:

1)

Option plan

In accordance with an option plan for employees and consultants (the “Option Plan”), as amended from time to time, employees and consultants of the Company will be granted options, each exercisable into one ordinary share of the Company of NIS 1.50. The ordinary shares that will be issued in accordance with the Option Plan will have the same rights as the other ordinary shares of the Company, immediately subsequent to their issue. An option that is not exercised within 10 years from the allotment date will expire, unless the board of directors extends its validity.

Grants to employees are made in accordance with the Option Plan, and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance. In accordance with the track selected by the Company and these provisions, the Company is not entitled to claim a tax deduction for the employee benefits.

For those who are not employees of the Company, and for the Company’s controlling shareholders (as defined in the Income Tax Ordinance) options are granted in accordance with section 3(I) of the Income Tax Ordinance.

2)	Options grants

a.	Option granted to employees and directors

In the years ended December 31, 2022, 2021 and 2020, the Company granted options as follows (amounts presented reflect the number of shares issued if the options will be exercised):

	Year ended December 31, 2022
	Award amount	Exercise price range	Vesting period	Expiration
Employees	529,000	$5.33-9.22	4 years	10 years
Directors	217,000	$9.22	4 years	10 years

	Year ended December 31, 2021
	Award amount	Exercise price range	Vesting period	Expiration
Employees	96,500	$12.78-20.7	4 years	10 years
Directors	23,000	$15.2	4 years	10 years

	Year ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees	317,909	$10.08	4 years	10 years
Directors	194,713	$9.12-11.06	4 years	10 years

The fair value of options granted to employees on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31,
	2022	2021	2020
Value of one ordinary share	$5.03-9.22	$11.9-20.37	$7.86-10.5
Dividend yield	0%	0%	0%
Expected volatility	67.95-72.27%	65.36-66.49%	66.12-66.41%
Risk-free interest rate	0.39-3.03%	0.64-1.37%	0.45-0.52%
Expected term	6.11 years	6.11 years	6.11 years

The fair value of options granted during 2022, 2021 and 2020 was $3,970, 1,094 and $2,952 respectively.

The total unrecognized compensation cost of employee options at December 31, 2022 is $2,637, which is expected to be recognized over a weighted average period of 1.8 year.

A summary of options data for the years ended December 31, 2022, 2021 and 2020, is as follows:

	Year ended December 31,
	2022	2021	2020
Weighted-average grant date fair value of options granted, per option	$5.32	9.16	5.76
Total intrinsic value of the options exercised	221	869	82
Total fair value of options vested	2,802	3,356	1,937

	2022
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	1,220,694	$7.71	5.84	$7,445
Granted	746,000	8.54
Exercised	(39,457)	4.42
Expired	(3,438)	10.39
Forfeited	(55,050)	11.48
Options outstanding at the end of the year	1,868,749	7.85	6.81	14,818
Options exercisable at the end of the year	914,373	$6.79	4.34	$6,209

b.	Option granted to non-employees

The following table summarizes the number of options granted to non-employees under the Option Plan for the years ended December 31, 2022, 2021 and 2020, and related information. Amounts presented reflect the number of shares issued if the options will be exercised:

	2022
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	15,416	$16.04	2.54	314
Options outstanding at the end of the year	15,416	$16.04	1.79	202
Options exercisable at the end of the year	9,766	$8.47	1.52	65

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2022:

December 31, 2022
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$25.58	6,666	2.38	1,329	2.38
6.25	5,000	2.33	5,000	2.33
15.2	23,000	8.41	8,625	8.41
13.08	31,375	7.56	14,777	7.02
12.78	30,000	8.24	13,125	8.24
11.06	162,713	7.11	111,865	7.11
10.08	286,198	7.19	183,303	7.06
9.12	32,000	7.66	18,000	7.66
5.07	188,625	3.04	175,277	3.04
4.02	396,588	2.22	392,838	2.2
9.22	591,000	9.22	-	-
$5.33	131,000	9.92	-	-
	1,884,165		924,139

*	In U.S. dollars per Ordinary Share.

c.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2022	2021	2020
Cost of revenues	$22	$78	$66
Research and development expenses	565	525	464
General, administrative and marketing expenses	1,587	1,017	1,075
	$2,174	$1,620	$1,605